10-K Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Information [Abstract]
Cash expenditures for interest and income taxes and noncash investing and financing transactions
Cash expenditures for interest and income taxes for the years ended December 31 were as follows:

	2022	2021	2020
	(In thousands)
Interest	$28,148	$19,121	$14,805
Income taxes paid, net	$21,186	$34,784	$41,050
Noncash investing and financing transactions at December 31 were as follows:

	2022	2021	2020
	(In thousands)
Property, plant and equipment additions in accounts payable	$13,965	$15,840	$7,762
Right-of-use assets obtained in exchange for new operating lease liabilities	$11,763	$11,497	$22,428
Capital contribution from Parent in the form of common stock	$1,272	$1,852	$1,781
Debt assumed in connection with a business combination	$—	$10	$—
Accrual for holdback payment related to a business combination	$70	$—	$—
Stock issued in connection with a business combination	$7,304	$—	$—
Cash expenditures for interest and income taxes were as follows:

	Six Months Ended
	June 30,
	2023	2022
	(In thousands)
Interest, net	$24,802	$10,721
Income taxes paid, net	$558	$16,470
Noncash investing and financing transactions were as follows:

	Six Months Ended
	June 30,
	2023	2022
	(In thousands)
Right-of-use assets obtained in exchange for new operating lease liabilities	$7,552	$4,758
Property, plant and equipment additions in accounts payable	$3,359	$5,785
Equity contribution from Centennial related to the Separation	$64,724	$—
Equity contribution to MDU Resources for asset/liability transfers related to the Separation	$(1,548)	$—
MDU Resources' stock issued prior to spin in connection with a business combination	$383	$—